Long-Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended	1 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended		5 Months Ended		0 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 04, 2012 $370,000 Credit Facility (i)	Feb. 15, 2012 $370,000 Credit Facility (i)	Dec. 31, 2012 $370,000 Credit Facility (i)	May 23, 2012 $350,000 Credit Facility (ii)	Dec. 31, 2012 $350,000 Credit Facility (ii)	May 23, 2012 $25,000 Credit Facility (iii)	Dec. 31, 2012 $25,000 Credit Facility (iii)	May 23, 2012 All three Credit Facilities	May 23, 2012 $370,000 Term Loan	Jun. 06, 2012 Repayment of Debt	May 23, 2012 Repayment of Debt - Cash used from Cash and Cash Equivalents	Dec. 31, 2012 Long-Term Debt	Dec. 31, 2011 Long-Term Debt	Dec. 31, 2010 Long-Term Debt
Debt Instrument [Line Items]
Repayment of credit facility	$ 175,215	$ 134,580	$ 0	$ 10,500	$ 10,000			$ 5,149			$ 149,566			$ 13,147
Refinancing of Crude's outstanding debt using $350,000 credit facility		134,580
Line of credit facility, maximum borrowing capacity						370,000		350,000		25,000
Line of credit facility amount drawn down		25,000
Repayment of debt - Net proceeds from issuance of preferred units	136,419		103,602										136,419
Debt's original amount						370,000
Cancellation of undrawn tranche							52,500
Number of installments							9		9			6
Quarterly periodic repayments							7,855		1,000			12,975
Weighted average interest rate															3.11%	5.28%
Credit facility amount not drawn down								55,420
Interest expense on long term debt	$ 26,658	$ 33,820	$ 33,259												$ 25,788	$ 32,216	$ 31,634
Debt Instrument Covenant Description	The Partnership's credit facilities contain customary ship finance covenants, including restrictions as to: changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness, the mortgaging of vessels, the ratio of EBITDA to Net Interest Expenses shall be no less than 2:1, minimum cash requirement of $500 per vessel of which 50% may be constituted by undrawn commitments under the revolving facility, as well as the ratio of net Total Indebtedness to the aggregate Market Value of the total fleet shall not exceed 0.725:1. The credit facilities also contain the collateral maintenance requirement in which the aggregate average fair market value, of the collateral vessels shall be no less than 125% of the aggregate outstanding amount under these facilities. Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2012 and 2011 the Partnership was in compliance with all financial debt covenants. The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective vessel or vessels. Each also requires additional security, including: pledge and charge on current account; corporate guarantee from each of the twenty-five vessel-owning companies, and mortgage interest insurance. The Partnership's credit facilities contain a ''Market Disruption Clause'' where the lenders, at their discretion, may impose additional interest margin if their borrowing rate exceeds effective interest rate (LIBOR) stated in the loan agreement with the Partnership. For the years ended December 31, 2012, 2011 and 2010 the Partnership incurred an additional interest expense in the amount of $373, $1,290 and $1,468 respectively due to the ''Market Disruption Clause''.